Debt - Interest Cost Recognized (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Interest cost recognized for the period relating to the:
Contractual interest coupon rate	$ 3	$ 3	$ 6	$ 6	$ 17	$ 13	$ 13
Amortization of the discount	8	7	15	14	29	26	22
Total interest cost recognized	$ 11	$ 10	$ 21	$ 20	$ 46	$ 39	$ 35